Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Numerator: Earnings allocable to Class A common stock
Interest income	$ 14,038	$ 46,957
Income and franchise tax	(14,038)	(46,957)
Net Income/loss
Denominator: Weighted average Class A common stock
Class A common stock, basic and diluted (in Shares)	30,000,000	30,000,000
Earnings per share/basic and diluted Class A common stock (in Dollars per share)	$ 0.00	$ 0.00
Common Class B [Member]
Numerator: Earnings allocable to Class A common stock
Net Income/loss	$ (19,962,564)	$ (7,342,273)
Class A common stock net income
Net loss	$ (19,962,564)	$ (7,342,273)
Denominator: Weighted average Class B common stock
Class B common stock, basic and diluted (in Shares)	7,500,000	7,500,000
Loss per share/basic and diluted Class B common stock (in Dollars per share)	$ (2.66)	$ (0.98)